UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Global Strategies Fund -

Class A, Class T, Class B, Class C and Class I (formerly Institutional Class)

Annual Report

May 31, 2016

Class A, Class T, Class B, Class C and Class I are classes of Fidelity® Global Strategies Fund

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended May 31, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	(7.34)%	1.67%	1.77%
Class T (incl. 3.50% sales charge)	(5.39)%	1.88%	1.79%
Class B (incl. contingent deferred sales charge)	(7.23)%	1.80%	1.85%
Class C (incl. contingent deferred sales charge)	(3.36)%	2.12%	1.72%
Class I	(1.42)%	3.14%	2.74%

 A From October 31, 2007

 Class B shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

 Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$11,630	Fidelity Advisor® Global Strategies Fund - Class A
$11,714	MSCI ACWI (All Country World Index) Index

Management's Discussion of Fund Performance

Market Recap:  Despite snapback rallies in October and March, global equities trended lower for the year ending May 31, 2016. The MSCI All Country World Index (ACWI) returned -5.02% this period, with macro factors - notably the uncertain direction of monetary policy, commodity markets and China’s economy - dominating investor sentiment. The U.S. showed some resilience as the sole region to gain ground, but the journey to positive performance was choppy. Developed non-U.S. markets returned about -9%. Emerging-markets equities fared worst, returning roughly -18% in the index. In major overseas markets, small-caps handily bested large-cap stocks, and growth led value; U.S. rankings generally reversed. At the country level, China (-34%) led decliners, driven in part by concern over excessive corporate debt. Volatility and a scarcity of yield aided traditionally defensive and dividend-rich sectors worldwide, led by consumer staples. Despite a late-period rebound, materials and energy were the worst performers. Meanwhile, global taxable investment-grade bonds rose 3.82%, according to the Barclays® Global Aggregate GDP Weighted Index, propelled by a strong second half of the period. Many global regions saw falling bond yields and, thus, higher prices, with U.S. Treasuries benefiting from a strong bid for safe-haven assets. International bonds exhibited relative strength amid a softening U.S. dollar, with Japan and Europe among the biggest movers.

Comments from Portfolio Manager Christopher Sharpe:  For the 12 months ending May 31, 2016, the fund’s share classes generated low single-digit losses. Fund results meaningfully outpaced the primary MSCI ACWI benchmark, while modestly trailing the -1.34% return of the Fidelity® Global Strategies Composite Index. We believe the latter provides a more representative comparison than the MSCI ACWI, given that the fund, like the Composite benchmark, is a mix of global equities and bonds. During the period, international investment-grade debt performed surprisingly well, as currency volatility - especially involving the Japanese yen and the euro - had an outsized effect on results for the asset class. Accordingly, the fund’s underweighting in this category had the biggest negative impact on performance versus the Composite benchmark. Within U.S. equities - another source of relative underperformance - some of the actively managed funds I chose for the portfolio failed to keep up with their respective benchmarks, especially Fidelity® Capital Appreciation and Fidelity® Value Strategies Fund. Despite their recent challenges, I’d point out that both funds were strong relative performers in the prior 12-month period. On the positive side, our investment selection was favorable in international equities, with holdings in Fidelity® International Capital Appreciation Fund and Fidelity® Pacific Basin Fund outpacing their respective benchmarks by wide margins.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Portfolio Composition as of May 31, 2016

% of fund's investments
Domestic Equity	20.9%
Emerging Markets Equity	8.2%
International Equity	20.0%
Investment Grade Fixed-Income	29.9%
Commodities and Related Investments	2.7%
Sectors	9.5%
Short-Term and Net Other Assets (Liabilities)	8.8%

% of fund's investments 6 months ago
Domestic Equity	23.9%
Emerging Markets Equity	8.6%
High Yield Fixed-Income	5.0%
International Equity	20.8%
Investment Grade Fixed-Income	26.8%
Commodities and Related Investments	2.0%
Sectors	11.0%
Short-Term and Net Other Assets (Liabilities)	1.9%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. Refer to the Consolidated Investments for a complete list of the Fund's investments.

Current period Sectors include equity and fixed-income sector funds such as Communications, Consumer Cyclical, Energy, Financial, Industrials, Natural Resources, Real Estate and Technology. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)

As of May 31, 2016
Equities	58.6%
Bonds	29.9%
Short-Term and Other	11.5%

As of November 30, 2015*
Equities	61.9%
Bonds	34.2%
Short-Term and Other	3.9%

 * Futures - 1.5%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Consolidated Investments May 31, 2016

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 58.6%
	Shares	Value
Diversified Emerging Markets Funds - 8.2%
Fidelity Emerging Markets Fund (a)	274,224	$6,131,652
Fidelity Pacific Basin Fund (a)	200,683	5,434,499
iShares Core MSCI Emerging Markets ETF (b)	46,600	1,885,902
Market Vectors Vietnam ETF (b)	98,200	1,414,080

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,866,133

Domestic Equity Funds - 8.2%
Fidelity Value Discovery Fund (a)	336,427	8,006,967
Fidelity Value Strategies Fund (a)	156,411	6,775,717

TOTAL DOMESTIC EQUITY FUNDS		14,782,684

Europe Stock Funds - 8.2%
Fidelity Europe Fund (a)	273,070	9,863,279
iShares MSCI Germany Index ETF	77,800	2,017,354
Vanguard FTSE European ETF	57,700	2,863,074

TOTAL EUROPE STOCK FUNDS		14,743,707

Foreign Large Blend Funds - 1.1%
iShares MSCI EAFE Index ETF	35,276	2,059,413
Foreign Large Growth Funds - 5.6%
Fidelity International Capital Appreciation Fund (a)	588,830	10,051,336
Japan Stock Funds - 5.1%
Fidelity Japan Smaller Companies Fund (a)	395,113	5,638,266
WisdomTree Japan Hedged Equity ETF	82,300	3,612,147

TOTAL JAPAN STOCK FUNDS		9,250,413

Large Growth Funds - 5.7%
Fidelity Capital Appreciation Fund (a)	128,894	4,147,809
Fidelity OTC Portfolio (a)	75,220	6,033,430

TOTAL LARGE GROWTH FUNDS		10,181,239

Mid-Cap Growth Funds - 4.4%
Fidelity Mid-Cap Stock Fund (a)	226,668	7,878,962
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (b)	4,300	250,154
Sector Funds - Consumer Cyclical - 1.3%
Consumer Discretionary Select Sector SPDR ETF	30,000	2,377,200
Sector Funds - Energy - 0.7%
Energy Select Sector SPDR ETF	18,600	1,243,782
Sector Funds - Financial - 1.3%
Financial Select Sector SPDR ETF	96,000	2,276,160
Sector Funds - Industrials - 0.8%
Industrial Select Sector SPDR ETF (b)	26,900	1,504,517
Sector Funds - Natural Resources - 0.4%
Materials Select Sector SPDR ETF	14,900	699,406
Sector Funds - Real Estate - 2.7%
Fidelity Real Estate Income Fund (a)	414,778	4,902,675
Sector Funds - Technology - 2.2%
Technology Select Sector SPDR ETF	87,800	3,881,638
Small Blend Funds - 2.6%
Fidelity Event Driven Opportunities Fund (a)	413,661	4,699,192
TOTAL EQUITY FUNDS
(Cost $107,146,020)		105,648,611

Fixed-Income Funds - 29.9%
Intermediate Government Funds - 15.4%
iShares 3-7 Year Treasury Bond ETF	222,100	27,811,363
Intermediate-Term Bond Funds - 3.5%
PIMCO Dynamic Credit Income Fund	344,100	6,383,055
Long Government Bond Funds - 9.7%
iShares 10-20 Year Treasury Bond ETF	37,800	5,327,910
iShares 20+ Year Treasury Bond ETF (b)	92,882	12,089,521

TOTAL LONG GOVERNMENT BOND FUNDS		17,417,431

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (b)(c)	40,900	2,252,363
TOTAL FIXED-INCOME FUNDS
(Cost $52,613,115)		53,864,212

Other - 2.7%
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (b)(c)
(Cost $4,766,275)	44,500	4,832,255

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 0.40% (d)	46,235	46,235
Fidelity Investments Money Market Government Portfolio Institutional Class 0.28% (a)(e)	188,434	188,434
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(f)	16,688,225	16,688,225
TOTAL MONEY MARKET FUNDS
(Cost $16,922,894)		16,922,894
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $181,448,304)		181,267,972
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,032,978)
NET ASSETS - 100%		$180,234,994

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$415
Fidelity Securities Lending Cash Central Fund	308,358
Total	$308,773

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class and Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$7,238,716	$811,579	$2,710,000	$50,308	$4,147,809
Fidelity Emerging Markets Fund	6,778,036	30,015	--	30,015	6,131,652
Fidelity Europe Fund	13,852,184	185,963	3,000,000	136,501	9,863,279
Fidelity Event Driven Opportunities Fund	6,718,969	60,269	1,950,000	31,540	4,699,192
Fidelity Investments Money Market Portfolio Institutional Class	188,009	304	188,313	304	--
Fidelity International Capital Appreciation Fund	14,636,162	201,231	4,360,000	53,403	10,051,336
Fidelity Investments Money Market Government Portfolio Institutional Class	--	188,434	--	122	188,434
Fidelity Japan Smaller Companies Fund	5,371,542	77,126	--	35,447	5,638,266
Fidelity Mid-Cap Stock Fund	8,067,395	965,309	--	46,380	7,878,962
Fidelity New Markets Income Fund	4,969,815	128,186	4,823,758	136,471	--
Fidelity OTC Portfolio	8,998,507	477,541	2,710,000	--	6,033,430
Fidelity Pacific Basin Fund	5,553,235	250,908	--	69,176	5,434,499
Fidelity Real Estate Income Fund	4,641,168	260,384	--	203,824	4,902,675
Fidelity Value Discovery Fund	8,215,015	257,103	--	153,287	8,006,967
Fidelity Value Strategies Fund	8,141,265	92,003	900,000	90,420	6,775,717
Total	$103,370,018	$3,986,355	$20,642,071	$1,037,198	$79,752,218

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$21,590	$7,436,856	$7,739,848	$71,979

Investment Valuation

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value (including securities loaned of $16,390,087) — See accompanying schedule: Unaffiliated issuers (cost $83,444,936)	$84,781,294
Fidelity Central Funds (cost $16,734,460)	16,734,460
Affiliated issuers (cost $81,268,908)	79,752,218
Total Investments (cost $181,448,304)		$181,267,972
Cash		15,872,628
Receivable for fund shares sold		13,418
Dividends receivable		56,454
Distributions receivable from Fidelity Central Funds		8,563
Other receivables		11,294
Total assets		197,230,329
Liabilities
Payable for fund shares redeemed	209,062
Accrued management fee	59,833
Distribution and service plan fees payable	38,138
Other payables and accrued expenses	77
Collateral on securities loaned, at value	16,688,225
Total liabilities		16,995,335
Net Assets		$180,234,994
Net Assets consist of:
Paid in capital		$180,834,590
Undistributed net investment income		234,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(653,297)
Net unrealized appreciation (depreciation) on investments		(180,332)
Net Assets		$180,234,994
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,637,926 ÷ 3,442,259 shares)		$8.61
Maximum offering price per share (100/94.25 of $8.61)		$9.14
Class T:
Net Asset Value and redemption price per share ($19,318,956 ÷ 2,253,101 shares)		$8.57
Maximum offering price per share (100/96.50 of $8.57)		$8.88
Class B:
Net Asset Value and offering price per share ($1,066,157 ÷ 124,562 shares)(a)		$8.56
Class C:
Net Asset Value and offering price per share ($27,629,674 ÷ 3,267,579 shares)(a)		$8.46
Global Strategies:
Net Asset Value, offering price and redemption price per share ($87,665,269 ÷ 10,140,632 shares)		$8.64
Class I:
Net Asset Value, offering price and redemption price per share ($14,917,012 ÷ 1,725,202 shares)		$8.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Year ended May 31, 2016
Investment Income
Dividends:
Unaffiliated issuers		$2,383,752
Affiliated issuers		1,037,198
Interest		8,315
Income from Fidelity Central Funds (including $308,358 from security lending)		308,773
Total income		3,738,038
Expenses
Management fee	$991,689
Distribution and service plan fees	502,777
Custodian fees and expenses	195
Independent trustees' fees and expenses	862
Subsidiary directors' fees	15,750
Miscellaneous	170
Total expenses before reductions	1,511,443
Expense reductions	(267,232)	1,244,211
Net investment income (loss)		2,493,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,093,269)
Affiliated issuers	(1,176,099)
Foreign currency transactions	(820)
Futures contracts	217,540
Realized gain distributions from underlying funds:
Unaffiliated issuers	90,289
Affiliated issuers	2,769,130
Total net realized gain (loss)		(193,229)
Change in net unrealized appreciation (depreciation) on investment securities		(7,212,902)
Net gain (loss)		(7,406,131)
Net increase (decrease) in net assets resulting from operations		$(4,912,304)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,493,827	$5,045,239
Net realized gain (loss)	(193,229)	26,505,259
Change in net unrealized appreciation (depreciation)	(7,212,902)	(23,846,128)
Net increase (decrease) in net assets resulting from operations	(4,912,304)	7,704,370
Distributions to shareholders from net investment income	(2,676,173)	(4,400,412)
Distributions to shareholders from net realized gain	(2,429,809)	(27,361,276)
Total distributions	(5,105,982)	(31,761,688)
Share transactions - net increase (decrease)	(38,022,241)	(68,803,103)
Total increase (decrease) in net assets	(48,040,527)	(92,860,421)
Net Assets
Beginning of period	228,275,521	321,135,942
End of period (including undistributed net investment income of $234,033 and undistributed net investment income of $454,403, respectively)	$180,234,994	$228,275,521

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class A

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.85	$9.54	$9.01	$9.98
Income from Investment Operations
Net investment income (loss)A	.11	.18	.14	.16	.15
Net realized and unrealized gain (loss)	(.26)	.12	.68	.73	(.68)
Total from investment operations	(.15)	.30	.82	.89	(.53)
Distributions from net investment income	(.12)	(.16)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.22)	(1.17)	(.51)	(.36)B	(.44)
Net asset value, end of period	$8.61	$8.98	$9.85	$9.54	$9.01
Total ReturnC,D	(1.69)%	3.34%	8.84%	10.12%	(5.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.76%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.66%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.63%	.65%	.64%	.64%	.64%
Net investment income (loss)	1.28%	1.93%	1.48%	1.75%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$29,638	$35,264	$54,726	$68,155	$56,127
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class T

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.94	$9.82	$9.51	$8.98	$9.95
Income from Investment Operations
Net investment income (loss)A	.09	.16	.12	.14	.12
Net realized and unrealized gain (loss)	(.27)	.10	.68	.73	(.67)
Total from investment operations	(.18)	.26	.80	.87	(.55)
Distributions from net investment income	(.09)	(.14)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.19)	(1.14)B	(.49)	(.34)	(.42)
Net asset value, end of period	$8.57	$8.94	$9.82	$9.51	$8.98
Total ReturnC,D	(1.96)%	2.99%	8.58%	9.89%	(5.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.01%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	.91%	.91%	.90%	.90%	.90%
Expenses net of all reductions	.88%	.90%	.90%	.89%	.89%
Net investment income (loss)	1.03%	1.68%	1.22%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$19,319	$24,873	$30,647	$34,345	$29,412
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class B

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.93	$9.81	$9.50	$8.96	$9.92
Income from Investment Operations
Net investment income (loss)A	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	(.26)	.11	.68	.74	(.67)
Total from investment operations	(.22)	.22	.75	.83	(.59)
Distributions from net investment income	(.05)	(.10)	(.08)	(.10)	(.08)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	(.15)	(1.10)B	(.44)	(.29)	(.37)
Net asset value, end of period	$8.56	$8.93	$9.81	$9.50	$8.96
Total ReturnC,D	(2.43)%	2.54%	8.01%	9.38%	(6.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,066	$1,807	$2,773	$3,944	$4,649
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class C

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$9.71	$9.41	$8.88	$9.85
Income from Investment Operations
Net investment income (loss)A	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	(.25)	.11	.67	.73	(.67)
Total from investment operations	(.21)	.22	.74	.82	(.59)
Distributions from net investment income	(.06)	(.10)	(.08)	(.10)	(.09)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	(.16)	(1.10)B	(.44)	(.29)	(.38)
Net asset value, end of period	$8.46	$8.83	$9.71	$9.41	$8.88
Total ReturnC,D	(2.40)%	2.56%	8.00%	9.41%	(6.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$27,630	$35,033	$46,387	$53,701	$51,079
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$9.90	$9.58	$9.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	(.27)	.12	.69	.73	(.68)
Total from investment operations	(.14)	.32	.86	.92	(.51)
Distributions from net investment income	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.24)	(1.20)	(.54)	(.38)B	(.47)C
Net asset value, end of period	$8.64	$9.02	$9.90	$9.58	$9.04
Total ReturnD	(1.53)%	3.54%	9.19%	10.47%	(5.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$87,665	$112,384	$164,709	$218,290	$213,526
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class I

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$9.90	$9.58	$9.05	$10.02
Income from Investment Operations
Net investment income (loss)A	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	(.26)	.12	.69	.72	(.67)
Total from investment operations	(.13)	.32	.86	.91	(.50)
Distributions from net investment income	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.24)	(1.20)	(.54)	(.38)B	(.47)C
Net asset value, end of period	$8.65	$9.02	$9.90	$9.58	$9.05
Total ReturnD	(1.42)%	3.54%	9.18%	10.35%	(5.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$14,917	$18,915	$21,893	$46,363	$24,541
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $71,979 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$4,396,136
Gross unrealized depreciation	(6,143,199)
Net unrealized appreciation (depreciation) on securities	$(1,747,063)
Tax Cost	$183,040,776

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$455,526
Capital loss carryforward	$(826,894)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,747,063)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(826,894)

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$3,032,675	$ 7,855,683
Long-term Capital Gains	2,073,307	23,906,005
Total	$5,105,982	$ 31,761,688

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $217,540 related to its investment in futures contracts. This amount included in the Consolidated Statement of Operations.

6. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $71,100,789 and $120,928,791, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$76,662	$–
Class T	.25%	.25%	108,435	1,050
Class B	.75%	.25%	13,785	10,339
Class C	.75%	.25%	303,895	12,656
			$502,777	$24,045

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,784
Class T	2,163
Class B(a)	822
Class C(a)	2,538
$11,307

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

8. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2017. During the period, this waiver reduced the Fund's management fee by $197,988.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $10,097.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,846 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $301.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2016	Year ended May 31, 2015
From net investment income
Class A	$418,685	$723,392
Class T	237,731	393,560
Class B	8,048	21,455
Class C	205,278	396,850
Global Strategies	1,552,580	2,479,255
Class I	253,851	385,900
Total	$2,676,173	$4,400,412
From net realized gain
Class A	$377,414	$4,624,643
Class T	268,094	2,906,728
Class B	18,418	234,295
Class C	383,852	4,246,377
Global Strategies	1,185,795	13,299,957
Class I	196,236	2,049,276
Total	$2,429,809	$27,361,276

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2016	Year ended May 31, 2015
Class A
Shares sold	448,653	455,695	$3,831,492	$4,277,386
Reinvestment of distributions	91,543	581,147	785,451	5,197,697
Shares redeemed	(1,025,674)	(2,662,661)	(8,700,259)	(24,690,460)
Net increase (decrease)	(485,478)	(1,625,819)	$(4,083,316)	$(15,215,377)
Class T
Shares sold	155,178	182,325	$1,314,038	$1,691,525
Reinvestment of distributions	57,864	361,226	495,220	3,208,556
Shares redeemed	(741,953)	(883,057)	(6,299,862)	(8,134,312)
Net increase (decrease)	(528,911)	(339,506)	$(4,490,604)	$(3,234,231)
Class B
Shares sold	3,637	3,640	$31,576	$33,980
Reinvestment of distributions	3,069	28,493	26,337	254,258
Shares redeemed	(84,521)	(112,469)	(717,580)	(1,049,624)
Net increase (decrease)	(77,815)	(80,336)	$(659,667)	$(761,386)
Class C
Shares sold	215,235	318,264	$1,790,225	$2,916,049
Reinvestment of distributions	68,260	515,631	578,013	4,542,736
Shares redeemed	(985,388)	(1,641,045)	(8,198,310)	(15,052,194)
Net increase (decrease)	(701,893)	(807,150)	$(5,830,072)	$(7,593,409)
Global Strategies
Shares sold	671,937	1,080,128	$5,681,174	$9,907,554
Reinvestment of distributions	299,281	1,633,692	2,577,381	14,676,874
Shares redeemed	(3,296,406)	(6,892,088)	(28,049,511)	(65,309,209)
Net increase (decrease)	(2,325,188)	(4,178,268)	$(19,790,956)	$(40,724,781)
Class I
Shares sold	382,735	903,121	$3,269,687	$8,428,682
Reinvestment of distributions	48,677	230,819	419,200	2,059,142
Shares redeemed	(803,945)	(1,248,218)	(6,856,513)	(11,761,743)
Net increase (decrease)	(372,533)	(114,278)	$(3,167,626)	$(1,273,919)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.66%
Actual		$1,000.00	$1,017.10	$3.33
Hypothetical-C		$1,000.00	$1,021.70	$3.34
Class T	.91%
Actual		$1,000.00	$1,015.60	$4.59
Hypothetical-C		$1,000.00	$1,020.45	$4.60
Class B	1.41%
Actual		$1,000.00	$1,012.90	$7.10
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Class C	1.41%
Actual		$1,000.00	$1,013.70	$7.10
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Global Strategies	.41%
Actual		$1,000.00	$1,017.30	$2.07
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Class I	.41%
Actual		$1,000.00	$1,018.50	$2.07
Hypothetical-C		$1,000.00	$1,022.95	$2.07

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Class A	07/18/16	07/15/16	$0.009	$0.015
Class T	07/18/16	07/15/16	$0.000	$0.014
Class B	07/18/16	07/15/16	$0.000	$0.000
Class C	07/18/16	07/15/16	$0.000	$0.000
Global Strategies	07/18/16	07/15/16	$0.018	$0.015
Class I	07/18/16	07/15/16	$0.018	$0.015

Class A designates 10% and 20%; Class T designates 21% and 23%; Class B designates 0% and 32%; Class C designates 0% and 30%; Global Strategies designates 7% and 18%; and Class I designates 7% and 18%; of the dividends distributed in July and December 2015, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 13% and 48%; Class T designates 28% and 54%; Class B designates 0% and 77%; Class C designates 0% and 72%; Global Strategies designates 9% and 43%; and Class I designates 9% and 43%; of the dividends distributed in July and December 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes

Class A	07/13/15	$0.0041	$0.00003
	12/30/15	$0.0504	$0.00457
Class T	07/13/15	$0.0019	$0.00003
	12/30/15	$0.0448	$0.00457
Class B	07/13/15	$0.0000	$0.00000
	12/30/15	$0.0312	$0.00457
Class C	07/13/15	$0.0000	$0.00000
	12/30/15	$0.0334	$0.00457
Global Strategies	07/13/15	$0.0062	$0.00003
	12/30/15	$0.0559	$0.00457
Class I	07/13/15	$0.0062	$0.00003
	12/30/15	$0.0559	$0.00457

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

ADYS-ANN-0716
1.852690.109

Fidelity® Global Strategies Fund Annual Report May 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended May 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Global Strategies Fund	(1.53)%	3.12%	2.73%

 A From October 31, 2007

 Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global Strategies Fund, a class of the fund, on October 31, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Period Ending Values
$12,599	Fidelity® Global Strategies Fund
$11,714	MSCI ACWI (All Country World Index) Index

Management's Discussion of Fund Performance

Market Recap:  Despite snapback rallies in October and March, global equities trended lower for the year ending May 31, 2016. The MSCI All Country World Index (ACWI) returned -5.02% this period, with macro factors - notably the uncertain direction of monetary policy, commodity markets and China’s economy - dominating investor sentiment. The U.S. showed some resilience as the sole region to gain ground, but the journey to positive performance was choppy. Developed non-U.S. markets returned about -9%. Emerging-markets equities fared worst, returning roughly -18% in the index. In major overseas markets, small-caps handily bested large-cap stocks, and growth led value; U.S. rankings generally reversed. At the country level, China (-34%) led decliners, driven in part by concern over excessive corporate debt. Volatility and a scarcity of yield aided traditionally defensive and dividend-rich sectors worldwide, led by consumer staples. Despite a late-period rebound, materials and energy were the worst performers. Meanwhile, global taxable investment-grade bonds rose 3.82%, according to the Barclays® Global Aggregate GDP Weighted Index, propelled by a strong second half of the period. Many global regions saw falling bond yields and, thus, higher prices, with U.S. Treasuries benefiting from a strong bid for safe-haven assets. International bonds exhibited relative strength amid a softening U.S. dollar, with Japan and Europe among the biggest movers.

Comments from Portfolio Manager Christopher Sharpe:  For the 12 months ending May 31, 2016, the fund’s share classes generated low single-digit losses. Fund results meaningfully outpaced the primary MSCI ACWI benchmark, while modestly trailing the -1.34% return of the Fidelity® Global Strategies Composite Index. We believe the latter provides a more representative comparison than the MSCI ACWI, given that the fund, like the Composite benchmark, is a mix of global equities and bonds. During the period, international investment-grade debt performed surprisingly well, as currency volatility - especially involving the Japanese yen and the euro - had an outsized effect on results for the asset class. Accordingly, the fund’s underweighting in this category had the biggest negative impact on performance versus the Composite benchmark. Within U.S. equities - another source of relative underperformance - some of the actively managed funds I chose for the portfolio failed to keep up with their respective benchmarks, especially Fidelity® Capital Appreciation and Fidelity® Value Strategies Fund. Despite their recent challenges, I’d point out that both funds were strong relative performers in the prior 12-month period. On the positive side, our investment selection was favorable in international equities, with holdings in Fidelity® International Capital Appreciation Fund and Fidelity® Pacific Basin Fund outpacing their respective benchmarks by wide margins.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Portfolio Composition as of May 31, 2016

% of fund's investments
Domestic Equity	20.9%
Emerging Markets Equity	8.2%
International Equity	20.0%
Investment Grade Fixed-Income	29.9%
Commodities and Related Investments	2.7%
Sectors	9.5%
Short-Term and Net Other Assets (Liabilities)	8.8%

% of fund's investments 6 months ago
Domestic Equity	23.9%
Emerging Markets Equity	8.6%
High Yield Fixed-Income	5.0%
International Equity	20.8%
Investment Grade Fixed-Income	26.8%
Commodities and Related Investments	2.0%
Sectors	11.0%
Short-Term and Net Other Assets (Liabilities)	1.9%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. Refer to the Consolidated Investments for a complete list of the Fund's investments.

Current period Sectors include equity and fixed-income sector funds such as Communications, Consumer Cyclical, Energy, Financial, Industrials, Natural Resources, Real Estate and Technology. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)

As of May 31, 2016
Equities	58.6%
Bonds	29.9%
Short-Term and Other	11.5%

As of November 30, 2015*
Equities	61.9%
Bonds	34.2%
Short-Term and Other	3.9%

 * Futures - 1.5%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Consolidated Investments May 31, 2016

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 58.6%
	Shares	Value
Diversified Emerging Markets Funds - 8.2%
Fidelity Emerging Markets Fund (a)	274,224	$6,131,652
Fidelity Pacific Basin Fund (a)	200,683	5,434,499
iShares Core MSCI Emerging Markets ETF (b)	46,600	1,885,902
Market Vectors Vietnam ETF (b)	98,200	1,414,080

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,866,133

Domestic Equity Funds - 8.2%
Fidelity Value Discovery Fund (a)	336,427	8,006,967
Fidelity Value Strategies Fund (a)	156,411	6,775,717

TOTAL DOMESTIC EQUITY FUNDS		14,782,684

Europe Stock Funds - 8.2%
Fidelity Europe Fund (a)	273,070	9,863,279
iShares MSCI Germany Index ETF	77,800	2,017,354
Vanguard FTSE European ETF	57,700	2,863,074

TOTAL EUROPE STOCK FUNDS		14,743,707

Foreign Large Blend Funds - 1.1%
iShares MSCI EAFE Index ETF	35,276	2,059,413
Foreign Large Growth Funds - 5.6%
Fidelity International Capital Appreciation Fund (a)	588,830	10,051,336
Japan Stock Funds - 5.1%
Fidelity Japan Smaller Companies Fund (a)	395,113	5,638,266
WisdomTree Japan Hedged Equity ETF	82,300	3,612,147

TOTAL JAPAN STOCK FUNDS		9,250,413

Large Growth Funds - 5.7%
Fidelity Capital Appreciation Fund (a)	128,894	4,147,809
Fidelity OTC Portfolio (a)	75,220	6,033,430

TOTAL LARGE GROWTH FUNDS		10,181,239

Mid-Cap Growth Funds - 4.4%
Fidelity Mid-Cap Stock Fund (a)	226,668	7,878,962
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (b)	4,300	250,154
Sector Funds - Consumer Cyclical - 1.3%
Consumer Discretionary Select Sector SPDR ETF	30,000	2,377,200
Sector Funds - Energy - 0.7%
Energy Select Sector SPDR ETF	18,600	1,243,782
Sector Funds - Financial - 1.3%
Financial Select Sector SPDR ETF	96,000	2,276,160
Sector Funds - Industrials - 0.8%
Industrial Select Sector SPDR ETF (b)	26,900	1,504,517
Sector Funds - Natural Resources - 0.4%
Materials Select Sector SPDR ETF	14,900	699,406
Sector Funds - Real Estate - 2.7%
Fidelity Real Estate Income Fund (a)	414,778	4,902,675
Sector Funds - Technology - 2.2%
Technology Select Sector SPDR ETF	87,800	3,881,638
Small Blend Funds - 2.6%
Fidelity Event Driven Opportunities Fund (a)	413,661	4,699,192
TOTAL EQUITY FUNDS
(Cost $107,146,020)		105,648,611

Fixed-Income Funds - 29.9%
Intermediate Government Funds - 15.4%
iShares 3-7 Year Treasury Bond ETF	222,100	27,811,363
Intermediate-Term Bond Funds - 3.5%
PIMCO Dynamic Credit Income Fund	344,100	6,383,055
Long Government Bond Funds - 9.7%
iShares 10-20 Year Treasury Bond ETF	37,800	5,327,910
iShares 20+ Year Treasury Bond ETF (b)	92,882	12,089,521

TOTAL LONG GOVERNMENT BOND FUNDS		17,417,431

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (b)(c)	40,900	2,252,363
TOTAL FIXED-INCOME FUNDS
(Cost $52,613,115)		53,864,212

Other - 2.7%
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (b)(c)
(Cost $4,766,275)	44,500	4,832,255

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 0.40% (d)	46,235	46,235
Fidelity Investments Money Market Government Portfolio Institutional Class 0.28% (a)(e)	188,434	188,434
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(f)	16,688,225	16,688,225
TOTAL MONEY MARKET FUNDS
(Cost $16,922,894)		16,922,894
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $181,448,304)		181,267,972
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,032,978)
NET ASSETS - 100%		$180,234,994

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$415
Fidelity Securities Lending Cash Central Fund	308,358
Total	$308,773

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class and Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$7,238,716	$811,579	$2,710,000	$50,308	$4,147,809
Fidelity Emerging Markets Fund	6,778,036	30,015	--	30,015	6,131,652
Fidelity Europe Fund	13,852,184	185,963	3,000,000	136,501	9,863,279
Fidelity Event Driven Opportunities Fund	6,718,969	60,269	1,950,000	31,540	4,699,192
Fidelity Investments Money Market Portfolio Institutional Class	188,009	304	188,313	304	--
Fidelity International Capital Appreciation Fund	14,636,162	201,231	4,360,000	53,403	10,051,336
Fidelity Investments Money Market Government Portfolio Institutional Class	--	188,434	--	122	188,434
Fidelity Japan Smaller Companies Fund	5,371,542	77,126	--	35,447	5,638,266
Fidelity Mid-Cap Stock Fund	8,067,395	965,309	--	46,380	7,878,962
Fidelity New Markets Income Fund	4,969,815	128,186	4,823,758	136,471	--
Fidelity OTC Portfolio	8,998,507	477,541	2,710,000	--	6,033,430
Fidelity Pacific Basin Fund	5,553,235	250,908	--	69,176	5,434,499
Fidelity Real Estate Income Fund	4,641,168	260,384	--	203,824	4,902,675
Fidelity Value Discovery Fund	8,215,015	257,103	--	153,287	8,006,967
Fidelity Value Strategies Fund	8,141,265	92,003	900,000	90,420	6,775,717
Total	$103,370,018	$3,986,355	$20,642,071	$1,037,198	$79,752,218

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$21,590	$7,436,856	$7,739,848	$71,979

Investment Valuation

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value (including securities loaned of $16,390,087) — See accompanying schedule: Unaffiliated issuers (cost $83,444,936)	$84,781,294
Fidelity Central Funds (cost $16,734,460)	16,734,460
Affiliated issuers (cost $81,268,908)	79,752,218
Total Investments (cost $181,448,304)		$181,267,972
Cash		15,872,628
Receivable for fund shares sold		13,418
Dividends receivable		56,454
Distributions receivable from Fidelity Central Funds		8,563
Other receivables		11,294
Total assets		197,230,329
Liabilities
Payable for fund shares redeemed	209,062
Accrued management fee	59,833
Distribution and service plan fees payable	38,138
Other payables and accrued expenses	77
Collateral on securities loaned, at value	16,688,225
Total liabilities		16,995,335
Net Assets		$180,234,994
Net Assets consist of:
Paid in capital		$180,834,590
Undistributed net investment income		234,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(653,297)
Net unrealized appreciation (depreciation) on investments		(180,332)
Net Assets		$180,234,994
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,637,926 ÷ 3,442,259 shares)		$8.61
Maximum offering price per share (100/94.25 of $8.61)		$9.14
Class T:
Net Asset Value and redemption price per share ($19,318,956 ÷ 2,253,101 shares)		$8.57
Maximum offering price per share (100/96.50 of $8.57)		$8.88
Class B:
Net Asset Value and offering price per share ($1,066,157 ÷ 124,562 shares)(a)		$8.56
Class C:
Net Asset Value and offering price per share ($27,629,674 ÷ 3,267,579 shares)(a)		$8.46
Global Strategies:
Net Asset Value, offering price and redemption price per share ($87,665,269 ÷ 10,140,632 shares)		$8.64
Class I:
Net Asset Value, offering price and redemption price per share ($14,917,012 ÷ 1,725,202 shares)		$8.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Year ended May 31, 2016
Investment Income
Dividends:
Unaffiliated issuers		$2,383,752
Affiliated issuers		1,037,198
Interest		8,315
Income from Fidelity Central Funds (including $308,358 from security lending)		308,773
Total income		3,738,038
Expenses
Management fee	$991,689
Distribution and service plan fees	502,777
Custodian fees and expenses	195
Independent trustees' fees and expenses	862
Subsidiary directors' fees	15,750
Miscellaneous	170
Total expenses before reductions	1,511,443
Expense reductions	(267,232)	1,244,211
Net investment income (loss)		2,493,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,093,269)
Affiliated issuers	(1,176,099)
Foreign currency transactions	(820)
Futures contracts	217,540
Realized gain distributions from underlying funds:
Unaffiliated issuers	90,289
Affiliated issuers	2,769,130
Total net realized gain (loss)		(193,229)
Change in net unrealized appreciation (depreciation) on investment securities		(7,212,902)
Net gain (loss)		(7,406,131)
Net increase (decrease) in net assets resulting from operations		$(4,912,304)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2016	Year ended May 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,493,827	$5,045,239
Net realized gain (loss)	(193,229)	26,505,259
Change in net unrealized appreciation (depreciation)	(7,212,902)	(23,846,128)
Net increase (decrease) in net assets resulting from operations	(4,912,304)	7,704,370
Distributions to shareholders from net investment income	(2,676,173)	(4,400,412)
Distributions to shareholders from net realized gain	(2,429,809)	(27,361,276)
Total distributions	(5,105,982)	(31,761,688)
Share transactions - net increase (decrease)	(38,022,241)	(68,803,103)
Total increase (decrease) in net assets	(48,040,527)	(92,860,421)
Net Assets
Beginning of period	228,275,521	321,135,942
End of period (including undistributed net investment income of $234,033 and undistributed net investment income of $454,403, respectively)	$180,234,994	$228,275,521

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class A

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.85	$9.54	$9.01	$9.98
Income from Investment Operations
Net investment income (loss)A	.11	.18	.14	.16	.15
Net realized and unrealized gain (loss)	(.26)	.12	.68	.73	(.68)
Total from investment operations	(.15)	.30	.82	.89	(.53)
Distributions from net investment income	(.12)	(.16)	(.15)	(.17)	(.14)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.22)	(1.17)	(.51)	(.36)B	(.44)
Net asset value, end of period	$8.61	$8.98	$9.85	$9.54	$9.01
Total ReturnC,D	(1.69)%	3.34%	8.84%	10.12%	(5.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.76%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.66%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.63%	.65%	.64%	.64%	.64%
Net investment income (loss)	1.28%	1.93%	1.48%	1.75%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$29,638	$35,264	$54,726	$68,155	$56,127
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class T

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.94	$9.82	$9.51	$8.98	$9.95
Income from Investment Operations
Net investment income (loss)A	.09	.16	.12	.14	.12
Net realized and unrealized gain (loss)	(.27)	.10	.68	.73	(.67)
Total from investment operations	(.18)	.26	.80	.87	(.55)
Distributions from net investment income	(.09)	(.14)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.19)	(1.14)B	(.49)	(.34)	(.42)
Net asset value, end of period	$8.57	$8.94	$9.82	$9.51	$8.98
Total ReturnC,D	(1.96)%	2.99%	8.58%	9.89%	(5.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%	1.01%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	.91%	.91%	.90%	.90%	.90%
Expenses net of all reductions	.88%	.90%	.90%	.89%	.89%
Net investment income (loss)	1.03%	1.68%	1.22%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$19,319	$24,873	$30,647	$34,345	$29,412
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class B

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.93	$9.81	$9.50	$8.96	$9.92
Income from Investment Operations
Net investment income (loss)A	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	(.26)	.11	.68	.74	(.67)
Total from investment operations	(.22)	.22	.75	.83	(.59)
Distributions from net investment income	(.05)	(.10)	(.08)	(.10)	(.08)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	(.15)	(1.10)B	(.44)	(.29)	(.37)
Net asset value, end of period	$8.56	$8.93	$9.81	$9.50	$8.96
Total ReturnC,D	(2.43)%	2.54%	8.01%	9.38%	(6.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.37%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,066	$1,807	$2,773	$3,944	$4,649
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class C

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$9.71	$9.41	$8.88	$9.85
Income from Investment Operations
Net investment income (loss)A	.04	.11	.07	.09	.08
Net realized and unrealized gain (loss)	(.25)	.11	.67	.73	(.67)
Total from investment operations	(.21)	.22	.74	.82	(.59)
Distributions from net investment income	(.06)	(.10)	(.08)	(.10)	(.09)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.19)	(.29)
Total distributions	(.16)	(1.10)B	(.44)	(.29)	(.38)
Net asset value, end of period	$8.46	$8.83	$9.71	$9.41	$8.88
Total ReturnC,D	(2.40)%	2.56%	8.00%	9.41%	(6.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.41%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38%	1.40%	1.39%	1.39%	1.39%
Net investment income (loss)	.53%	1.18%	.72%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$27,630	$35,033	$46,387	$53,701	$51,079
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$9.90	$9.58	$9.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	(.27)	.12	.69	.73	(.68)
Total from investment operations	(.14)	.32	.86	.92	(.51)
Distributions from net investment income	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.24)	(1.20)	(.54)	(.38)B	(.47)C
Net asset value, end of period	$8.64	$9.02	$9.90	$9.58	$9.04
Total ReturnD	(1.53)%	3.54%	9.19%	10.47%	(5.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$87,665	$112,384	$164,709	$218,290	$213,526
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Fidelity Global Strategies Fund Class I

Years ended May 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$9.90	$9.58	$9.05	$10.02
Income from Investment Operations
Net investment income (loss)A	.13	.20	.17	.19	.17
Net realized and unrealized gain (loss)	(.26)	.12	.69	.72	(.67)
Total from investment operations	(.13)	.32	.86	.91	(.50)
Distributions from net investment income	(.14)	(.19)	(.18)	(.19)	(.16)
Distributions from net realized gain	(.10)	(1.01)	(.36)	(.20)	(.30)
Total distributions	(.24)	(1.20)	(.54)	(.38)B	(.47)C
Net asset value, end of period	$8.65	$9.02	$9.90	$9.58	$9.05
Total ReturnD	(1.42)%	3.54%	9.18%	10.35%	(5.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%	.51%	.51%	.52%	.54%
Expenses net of fee waivers, if any	.41%	.41%	.40%	.40%	.40%
Expenses net of all reductions	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	1.53%	2.17%	1.72%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$14,917	$18,915	$21,893	$46,363	$24,541
Portfolio turnover rateG	37%	67%	106%	156%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $71,979 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2016, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$4,396,136
Gross unrealized depreciation	(6,143,199)
Net unrealized appreciation (depreciation) on securities	$(1,747,063)
Tax Cost	$183,040,776

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$455,526
Capital loss carryforward	$(826,894)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,747,063)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(826,894)

The tax character of distributions paid was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$3,032,675	$ 7,855,683
Long-term Capital Gains	2,073,307	23,906,005
Total	$5,105,982	$ 31,761,688

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $217,540 related to its investment in futures contracts. This amount included in the Consolidated Statement of Operations.

6. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $71,100,789 and $120,928,791, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$76,662	$–
Class T	.25%	.25%	108,435	1,050
Class B	.75%	.25%	13,785	10,339
Class C	.75%	.25%	303,895	12,656
			$502,777	$24,045

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,784
Class T	2,163
Class B(a)	822
Class C(a)	2,538
$11,307

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

8. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $170 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2017. During the period, this waiver reduced the Fund's management fee by $197,988.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $10,097.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,846 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $301.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2016	Year ended May 31, 2015
From net investment income
Class A	$418,685	$723,392
Class T	237,731	393,560
Class B	8,048	21,455
Class C	205,278	396,850
Global Strategies	1,552,580	2,479,255
Class I	253,851	385,900
Total	$2,676,173	$4,400,412
From net realized gain
Class A	$377,414	$4,624,643
Class T	268,094	2,906,728
Class B	18,418	234,295
Class C	383,852	4,246,377
Global Strategies	1,185,795	13,299,957
Class I	196,236	2,049,276
Total	$2,429,809	$27,361,276

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2016	Year ended May 31, 2015	Year ended May 31, 2016	Year ended May 31, 2015
Class A
Shares sold	448,653	455,695	$3,831,492	$4,277,386
Reinvestment of distributions	91,543	581,147	785,451	5,197,697
Shares redeemed	(1,025,674)	(2,662,661)	(8,700,259)	(24,690,460)
Net increase (decrease)	(485,478)	(1,625,819)	$(4,083,316)	$(15,215,377)
Class T
Shares sold	155,178	182,325	$1,314,038	$1,691,525
Reinvestment of distributions	57,864	361,226	495,220	3,208,556
Shares redeemed	(741,953)	(883,057)	(6,299,862)	(8,134,312)
Net increase (decrease)	(528,911)	(339,506)	$(4,490,604)	$(3,234,231)
Class B
Shares sold	3,637	3,640	$31,576	$33,980
Reinvestment of distributions	3,069	28,493	26,337	254,258
Shares redeemed	(84,521)	(112,469)	(717,580)	(1,049,624)
Net increase (decrease)	(77,815)	(80,336)	$(659,667)	$(761,386)
Class C
Shares sold	215,235	318,264	$1,790,225	$2,916,049
Reinvestment of distributions	68,260	515,631	578,013	4,542,736
Shares redeemed	(985,388)	(1,641,045)	(8,198,310)	(15,052,194)
Net increase (decrease)	(701,893)	(807,150)	$(5,830,072)	$(7,593,409)
Global Strategies
Shares sold	671,937	1,080,128	$5,681,174	$9,907,554
Reinvestment of distributions	299,281	1,633,692	2,577,381	14,676,874
Shares redeemed	(3,296,406)	(6,892,088)	(28,049,511)	(65,309,209)
Net increase (decrease)	(2,325,188)	(4,178,268)	$(19,790,956)	$(40,724,781)
Class I
Shares sold	382,735	903,121	$3,269,687	$8,428,682
Reinvestment of distributions	48,677	230,819	419,200	2,059,142
Shares redeemed	(803,945)	(1,248,218)	(6,856,513)	(11,761,743)
Net increase (decrease)	(372,533)	(114,278)	$(3,167,626)	$(1,273,919)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Except for Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Murray oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), and Vice President of Finance and Administration for Michigan State University (1998-1999). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	.66%
Actual		$1,000.00	$1,017.10	$3.33
Hypothetical-C		$1,000.00	$1,021.70	$3.34
Class T	.91%
Actual		$1,000.00	$1,015.60	$4.59
Hypothetical-C		$1,000.00	$1,020.45	$4.60
Class B	1.41%
Actual		$1,000.00	$1,012.90	$7.10
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Class C	1.41%
Actual		$1,000.00	$1,013.70	$7.10
Hypothetical-C		$1,000.00	$1,017.95	$7.11
Global Strategies	.41%
Actual		$1,000.00	$1,017.30	$2.07
Hypothetical-C		$1,000.00	$1,022.95	$2.07
Class I	.41%
Actual		$1,000.00	$1,018.50	$2.07
Hypothetical-C		$1,000.00	$1,022.95	$2.07

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Class A	07/18/16	07/15/16	$0.009	$0.015
Class T	07/18/16	07/15/16	$0.000	$0.014
Class B	07/18/16	07/15/16	$0.000	$0.000
Class C	07/18/16	07/15/16	$0.000	$0.000
Global Strategies	07/18/16	07/15/16	$0.018	$0.015
Class I	07/18/16	07/15/16	$0.018	$0.015

Class A designates 10% and 20%; Class T designates 21% and 23%; Class B designates 0% and 32%; Class C designates 0% and 30%; Global Strategies designates 7% and 18%; and Class I designates 7% and 18%; of the dividends distributed in July and December 2015, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A designates 13% and 48%; Class T designates 28% and 54%; Class B designates 0% and 77%; Class C designates 0% and 72%; Global Strategies designates 9% and 43%; and Class I designates 9% and 43%; of the dividends distributed in July and December 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes

Class A	07/13/15	$0.0041	$0.00003
	12/30/15	$0.0504	$0.00457
Class T	07/13/15	$0.0019	$0.00003
	12/30/15	$0.0448	$0.00457
Class B	07/13/15	$0.0000	$0.00000
	12/30/15	$0.0312	$0.00457
Class C	07/13/15	$0.0000	$0.00000
	12/30/15	$0.0334	$0.00457
Global Strategies	07/13/15	$0.0062	$0.00003
	12/30/15	$0.0559	$0.00457
Class I	07/13/15	$0.0062	$0.00003
	12/30/15	$0.0559	$0.00457

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

DYS-ANN-0716
1.852673.109

Item 2.

Code of Ethics

As of the end of the period, May 31, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Global Strategies Fund  (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$47,000	$-	$9,100	$1,000

May 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$45,000	$-	$7,800	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2016A	May 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund is as follows:

Billed By	May 31, 2016 A	May 31 2015 A
Deloitte Entities	$90,000	$1,315,000

AAmounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation
S-X “De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 26, 2016